Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] July Warrants [Member]	Common Stock [Member] August Warrants [Member]	Common Stock [Member] Series B Warrants [Member]	Preferred Stock [Member]	Preferred Stock [Member] July Warrants [Member]	Preferred Stock [Member] August Warrants [Member]	Preferred Stock [Member] Series B Warrants [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] July Warrants [Member]	Additional Paid-in Capital [Member] August Warrants [Member]	Additional Paid-in Capital [Member] Series B Warrants [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Other Comprehensive Income [Member]	Other Comprehensive Income [Member] July Warrants [Member]	Other Comprehensive Income [Member] August Warrants [Member]	Other Comprehensive Income [Member] Series B Warrants [Member]	Other Comprehensive Income [Member] Series B Preferred Stock [Member]	Other Comprehensive Income [Member] Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] July Warrants [Member]	Accumulated Deficit [Member] August Warrants [Member]	Accumulated Deficit [Member] Series B Warrants [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total	July Warrants [Member]	August Warrants [Member]	Series B Warrants [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2022	4,187,588								136,261	1,314,792
Balance at Dec. 31, 2022	$ 42				$ 15						$ 513,623						$ 66						$ (358,041)						$ 155,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0				0						0						0						69,413						69,413
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0								0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0				0						52						0						0						52
Issuance of common stock under ATM program, net of issuance costs (in shares)	224,817								0	0
Issuance of common stock under ATM program, net of issuance costs	$ 2				0						671						0						0						673
Exercise of Series B warrants (Note 9) (in shares)	200,000								0	0
Exercise of Series B warrants (Note 9)	$ 2				0						328						0						0						330
Actuarial (loss) gain	$ 0				0						0						(17)						0						(17)
Issuance of common stock and warrants, net of issuance costs (Note 9) (in shares)				5,556,000
Issuance of common stock and warrants, net of issuance costs (Note 9)				$ 56				$ 0						$ 7,713						$ 0						$ 0						$ 7,769
Alternative cashless exercise of Series A warrants (Note 9) (in shares)	3,597,100								0	0
Alternative cashless exercise of Series A warrants (Note 9)	$ 36				0						3,379						0						0						3,415
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)									(85,535)																								(85,535)
Series B preferred shares exchanged for Series C preferred shares (Note 9) (in shares)										171,070																								171,070
Series B preferred shares exchanged for Series C preferred shares (Note 9)	$ 0				0						482						0						0						482
Series C preferred shares converted to common shares (Note 9) (in shares)	1,064,207
Series C preferred shares converted to common shares (Note 9) (in shares)										(57,490)
Series C preferred shares converted to common shares (Note 9)	$ 11				0						(11)						0						0						0
Repurchase and retirement of common stock, including expenses (Note 9) (in shares)	(2,550,036)								0	0
Repurchase and retirement of common stock, including expenses (Note 9)	$ (26)				0						(2,723)						0						0						(2,749)
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 9)		$ 0	$ 0			$ 0	$ 0					$ 256	$ 533					$ 0	$ 0					$ (256)	$ (533)					$ 0	$ 0
Deemed dividend to the Series C stockholders due to triggering of a down-round feature	$ 0				0						9,809						0						(9,809)						0
Dividends declared and paid (Note 9)									$ 0	$ 0					$ 0	$ 0					$ 0	$ 0					$ (55)	$ (1,834)					$ (55)	$ (1,834)
Balance (in shares) at Dec. 31, 2023	12,279,676								50,726	1,428,372
Balance at Dec. 31, 2023	$ 123				15						534,112						49						(301,115)						233,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0				0						0						0						43,730						43,730
Exercise of Series B warrants (Note 9) (in shares)	70,000								0	0
Exercise of Series B warrants (Note 9)	$ 1				0						157						0						0						158
Actuarial (loss) gain	$ 0				0						0						4						0						4
Alternative cashless exercise of Series A warrants (Note 9) (in shares)																																70,000
Series C preferred shares converted to common shares (Note 9) (in shares)	82,482
Series C preferred shares converted to common shares (Note 9) (in shares)										(4,460)
Series C preferred shares converted to common shares (Note 9)	$ 0				0						0						0						0						0
Dividends declared and paid (Note 9)									$ 0	$ 0					0	0					0	0					(52)	(1,781)					(52)	(1,781)
Balance (in shares) at Dec. 31, 2024	12,432,158								50,726	1,423,912
Balance at Dec. 31, 2024	$ 124				15						534,269						53						(259,218)						275,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0				0						0						0						49,973						49,973
Actuarial (loss) gain	$ 0				0						0						49						0						49
Dividends declared and paid (Note 9)									$ 0	$ 0					$ 0	$ 0					$ 0	$ 0					$ (51)	$ (1,780)					$ (51)	$ (1,780)
Balance (in shares) at Dec. 31, 2025	12,432,158								50,726	1,423,912
Balance at Dec. 31, 2025	$ 124				$ 15						$ 534,269						$ 102						$ (211,076)						$ 323,434